RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries	$ 305	$ 277	$ 486
Officers And Directors [Member]
Disclosure of transactions between related parties [line items]
Salaries			203
Short-term employee benefits	2	2	4
Stock-based compensation	6,072	9,071	15,771
Total	$ 6,074	$ 9,073	$ 15,977